SITE CLOSURE PROVISIONS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Musselwhite
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 121,310
Inflation rate	2.00%
Discount rate	3.60%
Camino Rojo
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 13,072	$ 11,085
Inflation rate	3.70%	4.00%
Discount rate	8.50%	9.50%
Nevada projects
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 3,349	$ 2,780
Inflation rate	2.40%	2.40%
Discount rate	4.00%	3.90%
Cerro Quema Project
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 500	$ 500